Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries
Schedule of transactions with related parties

	Year Ended December 31,
	2025	2024	2023

	(in US$’000)
Sales to:
Indirect subsidiaries of CK Hutchison Holdings Limited (“CK Hutchison”)	—	5	1,914
An equity investee	1,322	3,849	6,350
	1,322	3,854	8,264
Revenue from research and development services from:
An equity investee	—	471	481
Purchases from:
An equity investee	2,168	2,777	3,651
Rendering of marketing services from:
Indirect subsidiaries of CK Hutchison	—	—	150
Rendering of management services from:
An indirect subsidiary of CK Hutchison	1,109	1,087	997
Divestment of subsidiaries to:
An indirect subsidiary of CK Hutchison (note (a))	—	—	5,103

Schedule of balances with related parties

	December 31,
	2025	2024

	(in US$’000)
Accounts receivable—related parties
An equity investee (note (b))	224	452
Amounts due from related parties
An equity investee (note (b) and (c))	51,796	7,899
Other payables and accruals
Indirect subsidiaries of CK Hutchison (note (d) and (e))	1,840	1,928
An equity investee (note (b) and (f))	78	88
	1,918	2,016
Amounts due to related parties (note (g))
An indirect subsidiary of CK Hutchison (note (e))	6,251	6,475
An equity investee (note (f))	74	142
	6,325	6,617

Notes:

(a)	On December 7, 2023, the Group completed a transaction to divest Hutchison Hain Organic (Hong Kong) Limited and HUTCHMED Science Nutrition Limited to an indirect subsidiary of CK Hutchison for proceeds of US$5,103,000. A gain on divestment of US$96,000 was recorded in other income for the year ended December 31, 2023.
(b)	Balances with related parties are unsecured, repayable on demand and interest-free. The carrying values of balances with related parties approximate their fair values due to their short-term maturities. No allowance for credit losses has been made for amounts due from related parties for the years ended December 31, 2025 and 2024.
(c)	As at December 31, 2025, dividends receivable of US$51,796,000 (December 31, 2024: US$6,795,000) was included in amounts due from related parties. As at December 31, 2025, the non-current portion $41,381,000 will be received no later than December 31, 2028.
(d)	Amounts due to indirect subsidiaries of CK Hutchison are unsecured, repayable on demand and interest-bearing if not settled within one month.
(e)	As at December 31, 2025 and 2024, a branding liability payable of US$1,538,000 was included in amounts due to related parties under other payables and accruals. As at December 31, 2025 and 2024, US$6,251,000 and US$6,475,000 of the branding liability payable was included in amounts due to related parties respectively.
(f)	Includes other deferred income representing amounts recognized from granting of commercial, promotion and marketing rights.
(g)	Amounts due to related parties of US$6,617,000 as at December 31, 2024 was separately presented from other non-current liabilities on the consolidated balance sheets to conform with current year presentation.

Schedule of transactions with non-controlling shareholders of subsidiaries

	Year Ended December 31,
	2025	2024	2023

	(in US$’000)
Sales	51,139	54,532	66,417
Purchases	639	288	5,733
Dividends declared	—	1,000	9,068
Distribution service fee	22	216	369

Schedule of balances with non-controlling shareholders of subsidiaries

	December 31,
	2025	2024

	(in US$’000)
Accounts receivable	11,280	8,084
Accounts payable	90	77
Other payables and accruals	248	427